CENTRE FUNDS

Centre Global Select Equity Fund

Centre Multi-Asset Real Return Fund

Supplement dated July 25, 2014 to Prospectus Dated January 17, 2014

As of August 1, 2014, the following changes are made to the Prospectus dated January 17, 2014 of Centre Global Select Equity Fund (the "Global Equity Fund"), a series of Centre Funds (the "Trust"):

The following paragraph replaces the first paragraph under "PRINCIPAL INVESTMENT STRATEGIES" in the summary section of the Prospectus of the Global Equity Fund:

The Fund is a diversified fund that normally invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of large capitalization foreign (non-U.S.) companies located throughout the world. Generally, under normal market conditions, more than 80% of the Fund's net assets, plus borrowings for investment purposes, will be invested in non-U.S. companies. The 80% portion of the Fund's portfolio may consist of investments in companies that are members of the MSCI All Country World Ex-USA Index or possess similar market capitalization and trading volume attributes. The remaining 20% of the Fund's net assets, plus borrowings for investment purposes, may include large-capitalization U.S. companies, small-cap and mid-cap (non-U.S. and U.S.) companies with market capitalizations of less than $3.0 billion, preferred stock, ETFs, and other securities noted below.

The following sentences replace the first two sentences of the fifth paragraph under "PRINCIPAL INVESTMENT STRATEGIES" in the summary section of the Prospectus of the Global Equity Fund:

The Fund may also purchase or sell exchange-traded derivative products, such as exchange-traded futures and options (especially futures and options on major indexes, like the Dow Jones Stoxx Europe 600 Index, or other similar regional or country exchange-traded futures), for temporary cash management or investment transition purposes. For example, the Adviser might invest in index futures to increase the Fund's overall market exposure following cash inflows from new investments in the Fund.

The table under "Average Annual Total Returns – Institutional Class Shares" under "PERFORMANCE INFORMATION" in the summary section of the Prospectus of the Global Equity Fund is deleted in its entirety and replaced with the following table, which provides performance information for the MSCI All Country World Ex-USA Index:

	1 Year	Since Inception (December 21, 2011)
Institutional Class Shares*
Return Before Taxes	14.29%	16.71%
Return After Taxes on Distributions	12.85%	14.45%
Return After Taxes on Distributions and Sale of Fund Shares	8.39%	12.11%
MSCI ACWI (All Country World Index)** (reflects no deduction for fees, expenses, or taxes)	23.44%	20.63%
MSCI ACWI Ex-USA (All Country World Ex-USA Index) ***	15.78%	17.29%

* After-tax returns are shown for Institutional Class shares only and will vary for Investor Class shares, which have a different expense ratio.

** The MSCI ACWI (All Country World Index) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

*** The MSCI ACWI Ex-USA (All Country World Ex-USA Index) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of international developed and emerging markets.

The following paragraph is added as a new paragraph immediately following the table under "Average Annual Total Returns – Institutional Class Shares" under "PERFORMANCE INFORMATION" in the summary section of the Prospectus of the Global Equity Fund:

As of August 1, 2014, the Fund compares its performance to that of the MSCI All Country World Ex-USA Index, which provides a more appropriate basis for comparing the Fund's performance in light of the Fund's principal investment strategies.

As of August 1, 2014, the following changes are made to the Prospectus dated January 17, 2014 of Centre Multi-Asset Real Return Fund (the "Multi-Asset Real Return Fund"):

The following paragraph replaces the third paragraph under "Principal Investment Strategies of the Underlying Funds" under "PRINCIPAL INVESTMENT STRATEGIES" in the summary section of the Prospectus of the Multi-Asset Real Return Fund:

•	Centre Global Select Equity Fund. Centre Global Select Equity Fund is a diversified fund that normally invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of large capitalization foreign (non-U.S.) companies located throughout the world. Generally, under normal market conditions, more than 80% of the fund's net assets, plus borrowings for investment purposes, will be invested in non-U.S. companies. The 80% portion of the fund's portfolio may consist of investments in companies that are members of the MSCI All Country World Ex-USA Index or possess similar market capitalization and trading volume attributes. The remaining 20% of the fund's net assets, plus borrowings for investment purposes, may include large-capitalization U.S. companies, small-cap and mid-cap (non-U.S. and U.S.) companies with market capitalizations of less than $3.0 billion, preferred stock, ETFs, and other securities noted below. The fund's portfolio may consist of common stocks, preferred stocks, depositary receipts, cash, and certain derivative products and investment company securities.